Business Segment and Geographical Information - Distribution of Income from Operations, Excluding Restructuring, by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	$ 607,897	$ 408,830	$ 433,406
Ireland
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	161,862	295,360	314,287
Rest of Europe
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	183,436	35,402	37,997
U.S.
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	231,971	56,921	60,272
Other
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	$ 30,628	$ 21,147	$ 20,850